As filed with the U.S. Securities and Exchange Commission on January 21, 1997 Registration Nos. 33-84798 and 811-8794


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 10

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12


                             THE JPM ADVISOR FUNDS

               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109

                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                               John E. Pelletier
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen K. West, Esq.
                              Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004
It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Pursuant to Rule 24f-2(b)(3) under the Investment Company Act of 1940, Registrant hereby terminates its declaration electing the registration, under the Securities Act of 1933, of an indefinite number of its shares of beneficial interest (par value $0.001 per share) of each of the following series: The JPM Advisor U.S. Fixed Income Fund, The JPM Advisor U.S. Equity Fund, The JPM Advisor U.S. Small Cap Equity Fund, The JPM Advisor International Equity Fund, The JPM Advisor Emerging Markets Equity Fund, The JPM Advisor Diversified Fund, The JPM Advisor International Fixed Income Fund, The JPM Advisor European Equity Fund, The JPM Advisor Japan Equity Fund and The JPM Advisor Asia Growth Fund. Registrant filed the Notices required by Rule 24f-2 on July 30, 1996 (for the fiscal year ended May 31, 1996 of The JPM Advisor U.S. Equity Fund and The JPM Advisor U.S. Small Cap Equity Fund); November 27, 1996 (for the fiscal year ended September 30, 1996 of The JPM Advisor International Fixed Income Fund); and December 20, 1996 (for the fiscal year ended October 31 of The JPM Advisor U.S. Fixed Income Fund, The JPM Advisor International Equity Fund and The JPM Advisor Emerging Markets Equity Fund). A final Notice required by Rule 24f-2 is expected to be filed on or about February 28, 1997.

                                EXPLANATORY NOTE


REGISTRANT HAS CEASED TO OFFER THE SHARES OF BENEFICIAL INTEREST OF ANY OF ITS SERIES.

                                     PART A
                              (formerly Prospectues)



ITEM 1.  COVER PAGE:

  Not Applicable

ITEM 2.  SYNOPSIS:


  Not Applicable

ITEM 3.  CONDENSED FINANCIAL INFORMATION:

  Not Applicable


ITEM 4.  GENERAL DESCRIPTION OF REGISTRANT:


  The JPM Advisor Funds (the "Trust") is a Massachusetts business trust established under a Declaration of Trust dated as of September 16, 1994. Currently the Trust has no active series and is being liquidated. Prior to November 15, 1996, the Trust invested all of the investable assets of each of its series (each a "Fund" and collectively the "Funds") (excluding The JPM Advisor Diversified Fund, which never commenced investment operations) in a pro rata beneficial interest in a separately registered investment company (each a "Corresponding Portfolio") having the same investment objective, policies and restrictions as the Fund.

ITEM 5.  MANAGEMENT OF THE FUND:

  The Board of Trustees provides broad supervision over the management of the Trust, including the supervision of the termination of the Trust and the winding up of its affairs.

ITEM 5A. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:

  Not applicable

ITEM 6.  CAPITAL STOCK AND OTHER SECURITIES:

  Not Applicable

ITEM 7.  PURCHASE OF SECURITIES BEING OFFERED:

  Not Applicable

ITEM 8.  REDEMPTION OR REPURCHASE:

  Not Applicable

ITEM 9.  PENDING LEGAL PROCEEDINGS:

  Not applicable

                                     PART B
                (formerly Statement of Additional Information)

ITEM 10. COVER PAGE:

  Not Applicable

ITEM 11. TABLE OF CONTENTS:

General Information and History. . . . . . . . . . . . .B-1
Investment Objectives and Policies . . . . . . . . . . .B-1
Management of the Fund . . . . . . . . . . . . . . . . .B-1
Control Persons and Principal Holders of
 Securities. . . . . . . . . . . . . . . . . . . . . . .B-4
Investment Advisory and Other Services . . . . . . . . .B-4
Brokerage Allocation and Other Practices . . . . . . . .B-4
Capital Stock and Other Securities . . . . . . . . . . .B-4
Purchase, Redemption and Pricing of Securities
 Being Offered . . . . . . . . . . . . . . . . . . . . .B-4
Tax Status . . . . . . . . . . . . . . . . . . . . . . .B-4
Underwriters . . . . . . . . . . . . . . . . . . . . . .B-4
Calculations of Performance Data . . . . . . . . . . . .B-5
Financial Statements . . . . . . . . . . . . . . . . . .B-5

ITEM 12. GENERAL INFORMATION AND HISTORY:

  At a meeting held on October 30, 1996, the Trustees of the Trust voted to terminate the Trust. The termination has been effected in accordance with the terms of the Trust's Declaration of Trust, and the subsequent liquidation and distribution of assets will also be effected in accordance with the Declaration of Trust. The Trust intends to file an application pursuant to Section 8(f) under the Investment Company Act of 1940 as amended (the "1940 Act") and Rule 8f-1 thereunder for an order declaring that the Trust has ceased to be an investment company.

ITEM 13. INVESTMENT OBJECTIVES AND POLICIES:

  Not Applicable

ITEM 14. MANAGEMENT OF THE FUND

Trustees


  The Trustees of the Trust, their principal occupations during the past five years, business addresses and dates of birth are as set forth below. An asterisk indicates that a Trustee is an "interested person" (as defined in the 1940 Act) of the Trust.

  JOHN C. COX*--Trustee; Nomura Professor of Finance, Massachusetts Institute of Technology (since 1983); Director, Asset Specialization Corporation (since May, 1992); Director, Nomura Asset Securities Corporation (since May, 1992); Fellow, Econometric Society (since December, 1990); Director, Nomura Mortgage Capital Corporation (since
1989); Director, American Finance Association (prior to 1993); Consultant J.P. Morgan Investment Management Inc. (since 1985). His address is 15 Stony Brook Road, Weston, Massachusetts 02193. His date of birth is November 11, 1943.


  JOHN R. RETTBERG--Trustee; retired; Consultant, Northrop Grumman Corporation ("Northrop") (since January, 1995); Corporate Vice President and Treasurer, Northrop (prior to January, 1995); Director, Independent Colleges of Southern California (prior to 1994); Director, Junior Achievement (prior to 1993). His address is 79-165 Montego Bay Drive, Bermuda Dunes, California 92201. His date of birth is September 1, 1937.

  JOHN F. RUFFLE*--Trustee; retired; Consultant, J.P. Morgan & Co. Incorporated (since June, 1993); Director and Vice Chairman of J.P. Morgan & Co. Incorporated (prior to June, 1993); Director, Trident Corporation (since April, 1994); Director, Bethlehem Steel Corporation (since September, 1990); Trustee, Johns Hopkins University (since April, 1990); Trustee, Overlook Hospital Foundation (since April, 1990); Director, Student Loan Marketing Association (since April,
1990). His address is 103 Spruce Knob Road, Middletown Springs, VT 05757. His date of birth is March 28, 1937.

  KENNETH WHIPPLE, JR.--Trustee; Executive Vice President, Ford Motor Company, President, Ford Financial Services Group, and Director, Ford Motor Credit Company (since 1988); Director and President, Ford Holdings, Inc. (since 1989); Director, CMS Energy Corporation and Consumers Power Company (since January,
1993); Director, Detroit Country Day School (since January, 1993); Director Granite Management Corporation (formerly First Nationwide Financial Corporation) and Granite Savings Bank (formerly First Nationwide Bank) (since 1988); Director, United Way of Southeastern Michigan (since 1988); Director, USL Capital Corporation (since 1988); Chairman, Director and First Vice President, WTVS-TV (since 1988). His address is 1115 Country Club Drive, Bloomfield Hills, Michigan 48304. His date of birth is September 28, 1934.

  JOHN BAUMGARDNER*--Trustee; Partner, Sullivan & Cromwell (law firm) (since
1983); Supervisory Director, The Turkish Private Equity Investment Company, N.V. (1991-1993). His address is Sullivan & Cromwell, 125 Broad Street, New York, NY 10004. His date of birth is January 6, 1951.

Officers

  The executive officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. Each of the officers is provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.

  ELIZABETH KEELEY; Vice President and Assistant Secretary.
Counsel, FDI and Premier Mutual Fund Services, Inc. ("Premier Mutual") and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by the Dreyfus Corporation ("Dreyfus"). Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her JD in May 1995. Prior to September 1992, Ms. Keeley was an assistant at the National Association for Public Interest Law. Address: FDI, 200 Park Avenue, New York, New York 10166. Her date of birth is September 14, 1969.

  MARIE E. CONNOLLY; Vice President and Assistant Treasurer.
President and Chief Executive Officer and Director of FDI, Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc. and certain investment companies advised or administered by Dreyfus. From December 1991 to July 1994, she was President and Chief Compliance Officer of FDI. Prior to December 1991, she served as Vice President and Controller, and later as Senior Vice President of The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is August 1, 1957.

  DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Supervisor of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Dreyfus. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. Prior to March 1993, Mr. Conroy was employed as a fund accountant at The Boston Company. His date of birth is March 31, 1969.

  RICHARD W. INGRAM; President and Treasurer. Senior Vice President and Director of Client Services and Treasury Administration of FDI, Senior Vice President of Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company. His date of birth is September 15, 1955.

  KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Assistant Vice President of FDI and an officer of RCM Capital Funds, Inc. and RCM Equity Funds, Inc. From June 1994 to January 1996, Ms. Jacoppo was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo was a senior paralegal at TBCA. Her date of birth is December 29, 1966.

  CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary.
Vice President and Associate General Counsel of FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Prior to September 1992, Mr. Kelley was enrolled at Boston College Law School and received his JD in May 1992. His date of birth is December 24, 1964.

  MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI, an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc. and certain investment companies advised or administered by Dreyfus. From 1989 to 1994, Ms. Nelson as an Assistant Vice President and client manager for The Boston Company. Her date of birth is April 22, 1964.

  JOHN E. PELLETIER; Vice President and Secretary. Senior Vice President and General Counsel of FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus. From February 1992 to April 1994, Mr. Pelletier served as Counsel for TBCA. From August 1990 to February 1992, Mr. Pelletier was employed as an Associate at Ropes & Gray. His date of birth is June 24, 1964.

  JOSEPH F. TOWER III; Vice President and Assistant Treasurer. Senior Vice President, Treasurer and Chief Financial Officer of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company. His date of birth is June 13, 1962.

ITEM 15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:

        Not Applicable

ITEM 16. INVESTMENT ADVISORY AND OTHER SERVICES:

        Not Applicable

ITEM 17. BROKERAGE ALLOCATION AND OTHER PRACTICES:

        Not Applicable

ITEM 18. CAPITAL STOCK AND OTHER SECURITIES:

        Not Applicable

ITEM 19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED:

        Not Applicable

ITEM 20. TAX STATUS:

        Not Applicable

ITEM 21. UNDERWRITERS:

        Not Applicable

ITEM 22. CALCULATION OF PERFORMANCE DATA:

        Not Applicable

ITEM 23. FINANCIAL STATEMENTS:

        Attached are audited statements of assets and liabilities and the reports thereon of Price Waterhouse LLP for each of the Funds (excluding the U.S. Fixed Income, Diversified, U.S. Equity and U.S. Small Cap Equity Funds) and unaudited financial statements at June 30, 1996 for the International Fixed Income Fund and The Non-U.S. Fixed Income Portfolio. The current financial statements for each Corresponding Portfolio and the U.S. Fixed Income, International Fixed Income, International Equity, Emerging Markets Equity, U.S. Equity, U.S. Small Cap Equity, European Equity, Japan Equity and Asia Growth Funds are incorporated herein by reference from their respective annual and, if applicable, semi-annual reports as filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder.

The JPM Advisor Funds - The JPM Advisor International Fixed Income
Fund
Statement of Assets and Liabilities
September 30, 1995



Assets

    Cash                                                 $   100
    Deferred Organization Expenses                        32,251
            Total Assets                                  32,351

Liabilities

    Organization Expenses Payable                         32,251
            Total Liabilities                             32,251

Commitments and Contingencies (See Note 2)                  -

            Net Assets                                   $   100

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                         $ 10.00

Notes to Financial Statement

Note 1 - Organization

The JPM Advisor International Fixed Income Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Non-U.S. Fixed Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $32,251 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

Note 2 - Service Agreements with Affiliates

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-1A. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

Note 3 - Commencement of Operations

As of September 30, 1995 the Fund had not commenced operations.

Report of Independent Accountants

To the Shareholder and Trustees of
The JPM Advisor International Fixed Income Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor International Fixed Income Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at September 30, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 30, 1996

The JPM Advisor Funds - The JPM Advisor International Equity Fund
Statement of Assets and Liabilities
October 31, 1995



Assets

    Investment in The Non-U.S. Equity Portfolio          $   100
    Deferred Organization Expenses                        33,596
            Total Assets                                  33,696

Liabilities

    Organization Expenses Payable                         33,596
            Total Liabilities                             33,596

Commitments and Contingencies (See Note 2)                  -

            Net Assets                                   $   100

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                         $ 10.00

Notes to Financial Statement

Note 1 - Organization

The JPM Advisor International Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Non-U.S. Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $33,596 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

Note 2 - Service Agreements with Affiliates

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

Note 3 - Commencement of Operations

As of October 31, 1995 the Fund had not commenced operations.

Report of Independent Accountants

To the Shareholder and Trustees of
The JPM Advisor International Equity Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor International Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 30, 1996

The JPM Advisor Funds - The JPM Advisor Emerging Markets Equity Fund Statement of Assets and Liabilities
October 31, 1995



Assets

    Investment in The Emerging Markets
        Equity Portfolio                                $    100
    Deferred Organization Expenses                        33,628
            Total Assets                                  33,728

Liabilities

    Organization Expenses Payable                         33,628
            Total Liabilities                             33,628

Commitments and Contingencies (See Note 2)                  -

            Net Assets                                  $    100

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                        $10.00

Notes to Financial Statement

Note 1 - Organization

The JPM Advisor Emerging Markets Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Emerging Markets Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $33,628 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

Note 2 - Service Agreements with Affiliates

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

Note 3 - Commencement of Operations

As of October 31, 1995 the Fund had not commenced operations.

Report of Independent Accountants

To the Shareholder and Trustees of
The JPM Advisor Emerging Markets Equity Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor Emerging Markets Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 30, 1996

The JPM Advisor Funds - The JPM Advisor Asia Growth Fund
Statement of Assets and Liabilities
December 31, 1995



Assets

    Investment in The Asia Growth Portfolio             $    100
    Deferred Organization Expenses                        32,208
            Total Assets                                  32,308

Liabilities

    Organization Expenses Payable                         32,208
            Total Liabilities                             32,208

Commitments and Contingencies (See Note 2)                  -

            Net Assets                                  $    100

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                        $10.00

Notes to Financial Statement

Note 1 - Organization

The JPM Advisor Asia Growth Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Asia Growth Portfolio (the "Portfolio"), a series of The Series Portfolio, a trust organized under the laws of the State of New York. The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $32,208 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund and the Portfolio which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption, and the amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

Note 2 - Service Agreements with Affiliates

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

Note 3 - Commencement of Operations

As of December 31, 1995, the Fund has not commenced operations.

Report of Independent Accountants

To the Shareholder and Trustees of
The JPM Advisor Asia Growth Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor Asia Growth Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at December 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
June 27, 1996

The JPM Advisor Funds - The JPM Advisor European Equity Fund
Statement of Assets and Liabilities
December 31, 1995



Assets

    Investment in The European Equity Portfolio         $    100
    Deferred Organization Expenses                        31,966
            Total Assets                                  32,066

Liabilities

    Organization Expenses Payable                         31,966
            Total Liabilities                             31,966

Commitments and Contingencies (See Note 2)                  -

            Net Assets                                  $    100

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                        $10.00

Notes to Financial Statement

Note 1 - Organization

The JPM Advisor European Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The European Equity Portfolio (the "Portfolio"), a series of The Series Portfolio, a trust organized under the laws of the State of New York. The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $31,966 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund and the Portfolio which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption, and the amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

Note 2 - Service Agreements with Affiliates

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

Note 3 - Commencement of Operations

As of December 31, 1995, the Fund has not commenced operations.

Report of Independent Accountants

To the Shareholder and Trustees of
The JPM Advisor European Equity Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor European Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at December 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
June 27, 1996

The JPM Advisor Funds - The JPM Advisor Japan Equity Fund
Statement of Assets and Liabilities
December 31, 1995



Assets

    Investment in The Japan Equity Portfolio            $    100
    Deferred Organization Expenses                        32,684
            Total Assets                                  32,784

Liabilities

    Organization Expenses Payable                         32,684
            Total Liabilities                             32,684

Commitments and Contingencies (See Note 2)                  -

            Net Assets                                  $    100

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                        $10.00

Notes to Financial Statement

Note 1 - Organization

The JPM Advisor Japan Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a series of The Series Portfolio, a trust organized under the laws of the State of New York. The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $32,684 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund and the Portfolio which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption, and the amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

Note 2 - Service Agreements with Affiliates

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

Note 3 - Commencement of Operations

As of December 31, 1995, the Fund has not commenced operations.

Report of Independent Accountants

To the Shareholder and Trustees of
The JPM Advisor Japan Equity Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor Japan Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at December 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
June 27, 1996

THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

ASSETS
Investment in the Non-U.S. Fixed Income Portfolio ("Portfolio"), at value            $  47,085
Deferred Organization Expenses                                                          30,185
                                                                                     ---------
    Total Assets                                                                        77,270
                                                                                     ---------

LIABILITIES
Printing Expenses Payable                                                                7,813
Transfer Agent Fee Payable                                                               7,409
Registration Fees Payable                                                                5,402
Professional Fees Payable                                                                5,248
Organization Expenses Payable                                                            3,226
Accrued Trustees' Fees and Expenses                                                      1,259
Accrued Expenses                                                                         1,401
                                                                                     ---------
    Total Liabilities                                                                   31,758
                                                                                     ---------

NET ASSETS
Applicable to 4,451 Shares of Beneficial Interest Outstanding
 (par value $0.001, unlimited shares authorized)                                     $  45,512
                                                                                     ---------
                                                                                     ---------
Net Asset Value, Offering and Redemption Price Per Share                                $10.23
                                                                                         -----
                                                                                         -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                                                      $  45,009
Undistributed Net Investment Income                                                        278
Accumulated Net Realized Gain on Investment and Foreign Currency Transactions              480
Net Unrealized Depreciation of Investment and Foreign Currency Translations               (255)
                                                                                     ---------
    Net Assets                                                                       $  45,512
                                                                                     ---------
                                                                                     ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD MARCH 6, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 1996
- ------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income (Net of Foreign Withholding Taxes of $17)                      $     346
Allocated Portfolio Expenses                                                                   (31)
                                                                                         ---------
    Net Investment Income Allocated from Portfolio                                             315

FUND EXPENSES
Printing Expenses                                                             $   7,813
Transfer Agent Fees                                                               7,409
Registration Fees                                                                 5,402
Professional Fees                                                                 5,248
Amortization of Organisation Expenses                                             2,066
Trustees' Fees and Expenses                                                       1,259
Insurance Expense                                                                   696
Miscellaneous                                                                       706
                                                                              ---------
    Total Fund Expenses                                                          30,599
Less: Reimbursement of Expenses                                                 (30,562)
                                                                              ---------

NET FUND EXPENSES                                                                               37
                                                                                         ---------
NET INVESTMENT INCOME                                                                          278

NET REALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED
 FROM PORTFOLIO                                                                                480

NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENT AND FOREIGN CURRENCY
 TRANSLATIONS ALLOCATED FROM PORTFOLIO                                                        (255)
                                                                                         ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $     503
                                                                                         ---------
                                                                                         ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
- ------------------------------------------------------------------------------

                                                                             FOR THE PERIOD
                                                                              MARCH 6, 1996
                                                                              (COMMENCEMENT
                                                                                   OF
                                                                               OPERATIONS)
                                                                                 THROUGH
                                                                              JUNE 30, 1996
                                                                               (UNAUDITED)
                                                                             ---------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                           $     278
Net Realized Gain on Investment and Foreign Currency Transactions Allocated
 from Portfolio                                                                       480
Net Change in Unrealized Appreciation of Investment and Foreign Currency
 Translations Allocated from Portfolio                                               (255)
                                                                             ---------------
    Net Increase in Net Assets Resulting from Operations                              503
                                                                             ---------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                                   44,909
                                                                             ---------------
    Total Increase in Net Assets                                                   45,412

NET ASSETS
Beginning of Period                                                                   100
                                                                             ---------------
End of Period (including undistributed net investment income of $278)           $  45,512
                                                                             ---------------
                                                                             ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND
Financial Highlights
- ------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period are as follows:

                                                                                                  FOR THE PERIOD
                                                                                                   MARCH 6, 1996
                                                                                                 (COMMENCEMENT OF
                                                                                                OPERATIONS) THROUGH
                                                                                                   JUNE 30, 1996
                                                                                                    (UNAUDITED)
                                                                                                -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $   10.00
                                                                                                -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                                     0.06
Net Realized and Unrealized Gain on Investment and Foreign Currency                                       0.17
                                                                                                -------------------
  Total from Investment Operations                                                                        0.23
                                                                                                -------------------

NET ASSET VALUE, END OF PERIOD                                                                       $   10.23
                                                                                                -------------------
                                                                                                -------------------
Total Return                                                                                              2.30%(a)
                                                                                                -------------------
                                                                                                -------------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period (in thousands)                                                           $      46
Ratios to Average Net Assets
  Expenses                                                                                                1.20%(b)
  Net Investment Income                                                                                   4.83%(b)
  Decrease reflected in Expense Ratio due to Expense Reimbursement                                        1.30%(b)(c)

- ------------------------------
(a) Not annualized.
(b) Annualized.
(c) After consideration of certain state limitations.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Advisor International Fixed Income Fund (the "Fund") is a separate series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Fund commenced operations on March 6, 1996.

The Fund invests all of its investable assets in The Non-U.S.Fixed Income Portfolio (the "Portfolio"), a no-load, non-diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (less than 1% at June 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c) Substantially all the Fund's net investment income is declared as dividends and paid annually. Distributions to shareholders of net investment income and net realized capital gain, if any, are declared and paid annually.

    d) The Fund incurred organization expenses in the amount of $32,251. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e) Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

    f) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2.  TRANSACTIONS WITH AFFILIATES

    a) The Trust has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The Administration Agreement provided for a fee to be paid to Signature equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds, or The Pierpont Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Fund is determined by the proportionate share its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The Pierpont Funds and the Master Portfolios. For the period March 6, 1996 (commencement of operations) through June 30, 1996, there was no fee for these services. The fees payable by the Fund under the Administration Agreement between Signature and the Trust are subject to the expense limit provided by the Services Agreement (See Note 2b). Deferred organisation expenses include a $15,000 development fee payable to Signature for the use of their portfolio and fund allocation system.

        Effective August 1, 1996, administrative functions provided by Signature will be provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI will also become the Fund's distributor. The fees payable by the Fund under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund are based on the Fund's allocable share of a complex-wide fee and will also be subject to the expense limit provided by the Services Agreement (See Note 2b).

    b) The Trust, on behalf of the Fund, has a Services Agreement with Morgan under which Morgan receives a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and for providing shareholder servicing to Fund shareholders. The Services Agreement is also designed to provide an expense limit for certain expenses of the Fund. If total expenses of the Fund, excluding amortization of organization expenses, exceed the expense limit of 0.68% of the Fund's average daily net assets, Morgan will reimburse the Fund for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreement. For the period from March 6, 1996 (commencement of operations) through June 30, 1996, Morgan has agreed to reimburse the Fund $28,495 under the Services Agreement.

THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

        In addition to the expenses that Morgan assumes under the Services Agreement, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.20% of the average daily net assets of the Fund through December 31, 1996. For the period from March 6, 1996 (commencement of operations ) through June 30, 1996, Morgan has agreed to reimburse the Fund $2,067 for expenses which exceeded this limit. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with the Trust is terminated, the Fund would be responsible for the ongoing payments to Schwab.

    c) An aggregate annual fee of $16,000 is paid to each Trustee for serving as a Trustee of The Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                                FOR THE PERIOD MARCH 6, 1996
                                                                (COMMENCEMENT OF OPERATIONS)
                                                                    THROUGH JUNE 30, 1996
                                                              ---------------------------------
Shares of beneficial interest sold                                            4,441
                                                                              -----
                                                                              -----

The Non US Fixed Income Portfolio
Interim Report June 30, 1996
(unaudited)

(The following pages should be read in conjunction with The JPM Advisor International Fixed Income Fund
Interim Financial Statements)

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

      PRINCIPAL
       AMOUNT
  LOCAL CURRENCY(1)
   (000'S OMITTED)                            SECURITY DESCRIPTION                             VALUE
- ---------------------  -------------------------------------------------------------------  ------------
                                                                         CORPORATE OBLIGATIONS (26.5%)
CANADA (2.3%)
  GBP      2,617       Hydro-Quebec 6.50% due 12/09/98 ...................................  $  4,010,386
                                                                                            ------------

FRANCE (1.5%)
  FRF     12,300       Electricite de France 8.60% due 04/09/04 ..........................     2,707,005
                                                                                            ------------

GERMANY (8.0%)
  ITL   5,595,000      Bayerische Landesbank Girozentrale 10.75% due 03/01/03 ............     3,955,496
  DEM     5,000        Deutsche Pfandbriefe Hypobank 5.63% due 02/07/03, 144A ............     3,177,108
                       KFW International Finance
  DEM     5,000          6.38% due 08/16/00 ..............................................     3,391,609
  DEM     5,000        6.75% due 02/08/02 ................................................     3,396,536
                                                                                            ------------
                                                                                              13,920,749
                                                                                            ------------

JAPAN (4.9%)
  DEM     5,000        Export Import Bank 6.50% due 05/19/00 .............................     3,404,748
  JPY    480,000       Japan Development Bank 6.50% due 09/20/01 .........................     5,232,423
                                                                                            ------------
                                                                                               8,637,171
                                                                                            ------------

NETHERLANDS (5.0%)
  NLG    12,800        Bank Voor Nederlandsche Gemeenten 7.63% due 12/16/02 ..............     8,083,535
  NLG     1,000        General Electric Capital Corp. 7.00% due 02/24/98 .................       617,320
                                                                                            ------------
                                                                                               8,700,855
                                                                                            ------------

SINGAPORE (2.0%)
  USD     3,500        Krung Thai Bank Public Company Ltd 6.43% due 09/30/04, FRN ........     3,516,450
                                                                                            ------------

UNITED KINGDOM (2.8%)
  GBP      3,300       Royal Bank of Scotland 7.88% due 12/07/06 .........................     4,883,985
                                                                                            ------------
    TOTAL CORPORATE OBLIGATIONS (COST $46,792,372) .......................................    46,376,601
                                                                                            ------------

GOVERNMENT OBLIGATIONS (46.4%)
AUSTRIA (3.7%)
  DEM     9,000        Autobahnen Und Schnellstr Finance Agency 7.13% due 12/22/99 .......     6,240,889
  JPY     25,000       Republic of Austria 3.75% due 02/03/09 ............................       233,061
                                                                                            ------------
                                                                                               6,473,950
                                                                                            ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

      PRINCIPAL
       AMOUNT
  LOCAL CURRENCY(1)
   (000'S OMITTED)                            SECURITY DESCRIPTION                             VALUE
- ---------------------  -------------------------------------------------------------------  ------------
                                                                                        BELGIUM (3.3%)
                       Kingdom of Belgium
  BEF    110,000         7.00% due 05/15/06 ..............................................  $  3,562,035
  BEF     63,000       7.75% due 12/22/00 ................................................     2,186,067
                                                                                            ------------
                                                                                               5,748,102
                                                                                            ------------

CANADA (4.4%)
  CAD     8,000        Government of Canada 8.50% due 03/01/00 ...........................     6,193,817
  CAD     2,200        Government of Canada - Index Linked 4.25% due 12/01/21 ............     1,580,475
                                                                                            ------------
                                                                                               7,774,292
                                                                                            ------------

DENMARK (2.0%)
  DKK    19,650        Kingdom of Denmark 8.00% due 05/15/03 .............................     3,546,201
                                                                                            ------------

GERMANY (4.9%)
  DEM     5,800        Federal Republic of Germany 9.00% due 10/20/00 ....................     4,315,690
  DEM     5,950        Germany Unity Fund 8.00% due 01/21/02 .............................     4,298,697
                                                                                            ------------
                                                                                               8,614,387
                                                                                            ------------

ITALY (7.0%)
                       Republic of Italy
  ITL   6,500,000        8.50% due 08/01/99 ..............................................     4,249,093
  ITL    180,000       9.50% due 12/01/97 ................................................       118,924
  ITL   3,820,000      10.50% due 04/01/00 ...............................................     2,637,205
  ITL   3,820,000      10.50% due 07/15/00 ...............................................     2,644,681
  ITL   3,650,000      10.50% due 11/01/00 ...............................................     2,533,415
                                                                                            ------------
                                                                                              12,183,318
                                                                                            ------------

JAPAN (3.8%)
  JPY    660,000       Government of Japan 4.50% due 06/20/03 ............................     6,616,157
                                                                                            ------------

NETHERLANDS (1.3%)
  NLG     3,370        Government of the Netherlands 9.00% due 01/15/01 ..................     2,255,582
                                                                                            ------------

SPAIN (8.8%)
  ESP   1,842,000      Government of Spain 10.10% due 02/28/01 ...........................    15,414,304
                                                                                            ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

      PRINCIPAL
       AMOUNT
  LOCAL CURRENCY(1)
   (000'S OMITTED)                            SECURITY DESCRIPTION                             VALUE
- ---------------------  -------------------------------------------------------------------  ------------
                                                                                         SWEDEN (6.1%)
  SEK     64,300       Kingdom of Sweden 10.25% due 05/05/00 .............................  $ 10,691,255
                                                                                            ------------

UNITED KINGDOM (1.1%)
  GBP       750        Treasury Gilt 6.00% due 08/10/99 ..................................     1,136,581
  GBP       600        Treasury Gilt 6.75% due 11/26/04 ..................................       873,431
                                                                                            ------------
                                                                                               2,010,012
                                                                                            ------------
    TOTAL GOVERNMENT OBLIGATIONS (COST $82,103,193) ......................................    81,327,560
                                                                                            ------------

SUPRANATIONAL OBLIGATIONS(2) (7.5%)
  JPY    720,000       Asian Development Bank 5.00% due 02/05/03 .........................     7,368,609
  ITL   2,537,000      European Investment Bank 12.20% due 02/18/03 ......................     1,908,603
                       International Bank for Reconstruction & Development 4.50% due
  JPY    390,000         06/20/00 ........................................................     3,882,435
                                                                                            ------------
    TOTAL SUPRANATIONAL OBLIGATIONS (COST $13,854,513) ...................................    13,159,647
                                                                                            ------------

SHORT-TERM INVESTMENTS (15.8%)

      PRINCIPAL
       AMOUNT
        (USD)
- ---------------------
                                                                                  TIME DEPOSITS (6.7%)
          1,707,000    State Street Bank & Trust Co. London, 4.50% due 07/01/96 ..........     1,707,000
         10,000,000    State Street Bank & Trust Co. London, 5.40% due 07/02/96 ..........    10,000,000
                                                                                            ------------
                                                                                              11,707,000
                                                                                            ------------

COMMERCIAL PAPER--DOMESTIC (9.1%)
          2,000,000    AT&T Corporation 5.41% due 07/29/96 ...............................     1,991,740
          3,000,000    Bellsouth Telecommunications Inc. 5.40% due 08/05/96 ..............     2,984,454
          2,500,000    BMW US Capital Corporation 5.47% due 07/26/96 .....................     2,490,677
          2,500,000    Glaxo Wellcome PLC 5.43% due 07/26/96 .............................     2,490,747
          2,000,000    Shell Oil Company 5.38% due 07/19/96 ..............................     1,994,710

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

      PRINCIPAL
       AMOUNT
        (USD)                                 SECURITY DESCRIPTION                             VALUE
- ---------------------  -------------------------------------------------------------------  ------------
          2,000,000    EI Dupont De Nemours & Co. 5.42% due 07/10/96 .....................  $  1,997,335
          2,000,000    Ford Motor Credit Company 5.45% due 07/26/96 ......................     1,992,569
                                                                                            ------------
                                                                                              15,942,232
                                                                                            ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $27,649,232) ......................................    27,649,232
                                                                                            ------------
TOTAL INVESTMENTS (COST $170,399,310) (96.2%) ............................................   168,513,040
OTHER ASSETS IN EXCESS OF LIABILITIES (3.8%) .............................................     6,590,915
                                                                                            ------------
NET ASSETS (100.0%) ......................................................................  $175,103,955
                                                                                            ------------
                                                                                            ------------

- ------------------------------
(1) Principal is in the local currency of the country in which the currency is traded, which may not be the country of origin.

(2)  International Agencies

144A -- Securities restricted for resale to Qualified Institutional Buyers

FRN  -- Floating Rate Note

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $170,399,310)                                      $168,513,040
Cash                                                                                   940
Foreign Currency at Value (Cost $5,254,721)                                      5,251,996
Receivable for Investments Sold                                                  9,437,947
Interest Receivable                                                              3,688,818
Unrealized Appreciation on Open Forward Foreign Currency Contracts               1,624,273
Unrealized Appreciation on Open Spot Foreign Currency Contracts                      2,285
Prepaid Trustees' Fees                                                                 513
Prepaid Expenses and Other Assets                                                    3,719
                                                                              ------------
    Total Assets                                                               188,523,531
                                                                              ------------

LIABILITIES
Payable for Investments Purchased                                               12,125,419
Unrealized Depreciation on Open Forward Foreign Currency Contracts               1,124,748
Advisory Fee Payable                                                                51,508
Custody Fee Payable                                                                 41,645
Unrealized Depreciation on Open Spot Foreign Currency Contracts                     20,616
Administrative Services Fee Payable                                                  7,348
Administration Fee Payable                                                           1,871
Fund Services Fee Payable                                                              531
Accrued Expenses                                                                    45,890
                                                                              ------------
    Total Liabilities                                                           13,419,576
                                                                              ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                 $175,103,955
                                                                              ------------
                                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE NINE MONTHS ENDED JUNE 30, 1996
- ------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Taxes of $154,906)               $ 9,814,676

EXPENSES
Advisory Fee                                                    $   591,673
Custodian Fees and Expenses                                         145,279
Professional Fees                                                    42,453
Administrative Services Fee                                          25,053
Administration Fee                                                   17,155
Fund Services Fee                                                    10,010
Trustees' Fees and Expenses                                           3,341
Printing Expenses                                                     3,318
Miscellaneous                                                         3,462
                                                                -----------
    Total Expenses                                                              (841,744)
                                                                             -----------
NET INVESTMENT INCOME                                                          8,972,932

NET REALIZED GAIN (LOSS) ON
  Investment Transactions                                           165,085
  Foreign Currency Transactions                                  12,610,784
                                                                -----------
    Net Realized Gain                                                         12,775,869

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) OF
  Investments                                                    (5,844,685)
  Foreign Currency Contracts and Translations                     2,862,336
                                                                -----------
    Net Change in Unrealized Appreciation/(Depreciation)                      (2,982,349)
                                                                             -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $18,766,452
                                                                             -----------
                                                                             -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
- ------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                          OCTOBER 11,
                                                                             1994
                                                                         (COMMENCEMENT
                                                          FOR THE NINE        OF
                                                          MONTHS ENDED    OPERATIONS)
                                                            JUNE 30,        THROUGH
                                                              1996       SEPTEMBER 30,
                                                          (UNAUDITED)        1995
                                                          ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                     $  8,972,932   $  12,808,776
Net Realized Gain on Investments and Foreign Currency
 Transactions                                               12,775,869      15,591,851
Net Change in Unrealized Appreciation (Depreciation) of
 Investments and Foreign Currency Translations              (2,982,349)      1,562,643
                                                          ------------  ---------------
    Net Increase in Net Assets Resulting from Operations    18,766,452      29,963,270
                                                          ------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                               97,793,146     318,237,762
Withdrawals                                               (207,578,560)    (82,178,215)
                                                          ------------  ---------------
    Net Increase (Decrease) from Investors' Transactions  (109,785,414)    236,059,547
                                                          ------------  ---------------
    Total Increase (Decrease) in Net Assets                (91,018,962)    266,022,817

NET ASSETS
Beginning of Period                                        266,122,917         100,100
                                                          ------------  ---------------
End of Period                                             $175,103,955   $ 266,122,917
                                                          ------------  ---------------
                                                          ------------  ---------------

- ------------------------------------------------------------------------------
SUPPLEMENTARY DATA
- ------------------------------------------------------------------------------

                                                                               FOR THE PERIOD
                                                                              OCTOBER 11, 1994
                                                             FOR THE NINE     (COMMENCEMENT OF
                                                             MONTHS ENDED       OPERATIONS)
                                                             JUNE 30, 1996        THROUGH
                                                              (UNAUDITED)    SEPTEMBER 30, 1995
                                                            ---------------  ------------------
RATIOS TO AVERAGE NET ASSETS
  Net Investment Income                                           5.31%(a)           5.73%(a)
  Expenses                                                        0.50%(a)           0.55%(a)
Portfolio Turnover                                                 252%(b)            288%(b)

- ------------------------
(a)Annualized.
(b)Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversifed, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. The Portfolio commenced operations on October 11, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

        Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b) The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------
       transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

        Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specifed future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

        The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contracts as follows:

        SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                        U.S. DOLLAR    NET UNREALIZED
                                                                          VALUE AT     APPRECIATION/
                                                       COST/PROCEEDS      06/30/96     (DEPRECIATION)
                                                       --------------  --------------  --------------
PURCHASE CONTRACTS
- -----------------------------------------------------
Belgian Franc 3,928,219 for GBP 81,162, expiring
 07/12/96                                               $    126,085   $      125,538   $       (547)
British Pound 3,000,000, expiring 07/12/96                 4,644,000        4,660,513         16,513
German Mark 14,463,903, expiring 07/12/96                  9,527,498        9,516,383        (11,115)
German Mark 2,436,429 for CAD 2,166,678, expiring
 07/12/96                                                  1,586,945        1,603,025         16,080
German Mark 3,674,117 for ITL 3,727,943,279, expiring
 07/12/96                                                  2,428,796        2,417,349        (11,447)
Danish Krone 1,308,792, expiring 07/12/96                    221,919          223,323          1,404
Danish Krone 18,304,553 for NLG 5,296,993, expiring
 07/12/96                                                  3,107,840        3,123,360         15,520
Italian Lira 2,457,004,305, expiring 07/12/96              1,571,447        1,600,766         29,319

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------

                                                                        U.S. DOLLAR    NET UNREALIZED
                                                                          VALUE AT     APPRECIATION/
                                                       COST/PROCEEDS      06/30/96     (DEPRECIATION)
                                                       --------------  --------------  --------------
PURCHASE CONTRACTS (CONTINUED)
- -----------------------------------------------------
Italian Lira 5,306,727,253 for DEM 5,241,471,
 expiring 07/12/96                                      $  3,448,574   $    3,457,391   $      8,817
Netherlands Guilder 26,816,302, expiring 07/12/96         15,657,476       15,733,600         76,124
Spanish Peseta 462,160,328, expiring 07/12/96              3,594,425        3,605,762         11,337
Spanish Peseta 288,416,443 for NLG 3,855,268,
 expiring 07/12/96                                         2,261,954        2,250,217        (11,737)
Swedish Krona 5,395,000, expiring 07/12/96                   807,671          813,388          5,717
SALE CONTRACTS
- -----------------------------------------------------
Belgian Franc 188,178,038, expiring 07/12/96               6,023,625        6,013,807          9,818
British Pound 10,514,308, expiring 07/12/96               15,893,932       16,334,023       (440,091)
Canadian Dollar, 8,552,548, expiring 07/12/96              6,273,876        6,264,162          9,714
Danish Krone 41,972,872, expiring 07/12/96                 7,151,501        7,161,955        (10,454)
French Franc 14,528,238, expiring 07/12/96                 2,829,092        2,824,373          4,719
German Mark 59,533,209, expiring 07/12/96                 39,167,754       39,169,291         (1,537)
Italian Lira 32,421,380,316, expiring 07/12/96            20,745,317       21,122,888       (377,571)
Japanese Yen 2,655,103,868, expiring 07/12/96             25,409,648       24,282,081      1,127,567
Netherlands Guilder 45,635,463, expiring 07/12/96         26,884,294       26,775,137        109,157
Spanish Peseta 2,804,971,465, expiring 07/12/96           22,021,926       21,884,307        137,619
Swedish Krona 76,350,755, expiring 07/12/96               11,295,770       11,511,171       (215,401)
                                                                                       --------------
NET UNREALIZED APPRECIATION ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                                                                                        $    499,525
                                                                                       --------------
                                                                                       --------------

        SUMMARY OF OPEN SPOT FOREIGN CURRENCY CONTRACTS

                                                                         U.S. DOLLAR  NET UNREALIZED
                                                                          VALUE AT    APPRECIATION/
                                                              COST        06/30/96    (DEPRECIATION)
                                                         --------------  -----------  --------------
PURCHASE CONTRACTS
- -------------------------------------------------------
Italian Lira 6,723,664,258, expiring 07/02/96             $  4,383,807   $ 4,386,092   $      2,285
Swedish Krona 29,438,357, expiring 07/02/96                  4,440,175     4,436,512         (3,663)

SALE CONTRACTS
- -------------------------------------------------------
British Pound 3,000,000, expiring 07/01/96                   4,644,450     4,661,403        (16,953)
                                                                                      --------------
NET UNREALIZED DEPRECIATION ON OPEN SPOT FOREIGN CURRENCY CONTRACTS
                                                                                       $    (18,331)
                                                                                      --------------
                                                                                      --------------

    e) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------
       gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

    a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the nine months ended June 30, 1996, such fees amounted to $591,673.

    b) The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995 the Administration Agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the period October 1, 1995 through December 28, 1995, such fees amounted to $4,006.

        Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which the Pierpont Funds, the JPM Institutional Funds and the JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of the Pierpont Funds, the JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through June 30, 1996, such fees amounted to $13,149.

        Effective August 1, 1996, administrative functions provided by Signature will be provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI will also become the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI's fees are to be paid by the Portfolio (see
       Note 2c).

    c) Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and brokerage costs at 0.12% of the Portfolio's average daily net assets up to $200 million, 0.08% of the next $200 million of average daily net assets, and 0.04% on any excess over $400 million. From September 1, 1995 until December 28, 1995, an

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1996
- ------------------------------------------------------------------------------
       interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

        Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Porfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provides similar services. For the period December 29, 1995 through June 30, 1996, the fee for these services amounted to $25,053.

        Effective August 1, 1996, the Services Agreement will be amended such that the aggregate complex-wide fees to be paid by the Portfolio under both the amended Services Agreement and the Co-Administration Agreement (see Note 2b) will be calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion.

    d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $10,010 for the nine months ended June 30, 1996.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

3. INVESTMENT TRANSACTIONS

   Investment transactions (excluding short-term investments) for the nine months ended June 30, 1996 were as follows:

        COST OF
      PURCHASES   PROCEEDS FROM SALES
- ----------------  -------------------
 $  482,977,116     $   558,573,503

                                     PART C


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

The following financial statements are included in Part A:

None


The following financial statements are included in Part B:

The JPM Advisor U.S. Fixed Income Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the period March 24, 1995 (Inception Date) to October 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements, October 31, 1995
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, April 30, 1996 (unaudited)

The U.S. Fixed Income Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data Notes to Financial Statements, October 31, 1995
Schedule of Investments at April 30, 1996 (unaudited)
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements, April 30, 1996 (unaudited)

The JPM Advisor International Fixed Income Fund
Statement of Assets and Liabilities at September 30, 1995
Notes to Financial Statement, September 30, 1995
Statement of Assets and Liabilities at March 31, 1996 (unaudited)
Statement of Operations for the six months ended March 31, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, March 31, 1996 (unaudited)

Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period March 6, 1996 (commencement of operations) through June 30, 1996 (unaudited)
Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, June 30, 1996 (unaudited)

The Non-U.S. Fixed Income Portfolio
Schedule of Investments at September 30, 1995
Statement of Assets and Liabilities at September 30, 1995
Statement of Operations for the fiscal year ended September 30, 1995 Statement of Changes in Net Assets
Supplementary Data Notes to Financial Statement, September 30, 1995 Schedule of Investments at March 31, 1996 (unaudited)
Statement of Assets and Liabilities at March 31, 1996 (unaudited)
Statement of Operations for the six months ended March 31, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements, March 31, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the nine months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements, June 30, 1996 (unaudited)

The JPM Advisor U.S. Equity Fund
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the period February 5, 1996 (commencement of operations) to May 31, 1996
Statement of Changes in Net Assets
Financial Highlights Notes to Financial Statements, May 31, 1996

The Selected U.S. Equity Portfolio
Schedule of Investments at May 31, 1996
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the fiscal year ended May 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, May 31, 1996

The JPM Advisor U.S. Small Cap Equity Fund
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the period January 19, 1996 (commencement of operations) to May 31, 1996
Statement of Changes in Net Assets
Financial Highlights

Notes to Financial Statements, May 31, 1996

The U.S. Small Company Portfolio
Schedule of Investments at May 31, 1996
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the fiscal year ended May 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, May 31, 1996

The JPM Advisor International Equity Fund
Statement of Assets and Liabilities at October 31, 1995
Notes to Financial Statement, October 31, 1995
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, April 30, 1996 (unaudited)

The Non-U.S. Equity Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, October 31, 1995
Schedule of Investments at April 30, 1996 (unaudited)
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements, April 30, 1996 (unaudited)

The Diversified Portfolio
Schedule of Investments at June 30, 1996
Statement of Assets and Liabilities at June 30, 1996
Statement of Operations for the six months ended June 30, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, June 30, 1996

The JPM Advisor Emerging Markets Equity Fund
Statement of Assets and Liabilities at October 31, 1995
Notes to Financial Statement, October 31, 1995
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)

Notes to Financial Statements, April 30, 1996 (unaudited)

The Emerging Markets Equity Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data Notes to Financial Statements, October 31, 1995
Schedule of Investments at April 30, 1996 (unaudited)
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements, April 30, 1996 (unaudited)

The JPM Advisor Asia Growth Fund
Statement of Assets and Liabilities at December 31, 1995
Notes to Financial Statement, December 31, 1995
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period January 5, 1996 (commencement of operations) through June 30, 1996 (unaudited)
Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, June 30, 1996 (unaudited)

The Asia Growth Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period April 4, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data Notes to Financial Statements, December 31, 1995 Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements, June 30, 1996

The JPM Advisor European Equity Fund
Statement of Assets and Liabilities at December 31, 1995
Notes to Financial Statement, December 31, 1995
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period January 23, 1996 (commencement of operations) through June 30, 1996 (unaudited)

Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, June 30, 1996 (unaudited)

The European Equity Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period March 28, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995
Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements, June 30, 1996

The JPM Advisor Japan Equity Fund
Statement of Assets and Liabilities at December 31, 1995
Notes to Financial Statement, December 31, 1995
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period January 24, 1996 (commencement of operations) through June 30, 1996 (unaudited)
Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, June 30, 1996 (unaudited)

The Japan Equity Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period March 28, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data Notes to Financial Statements, December 31, 1995 Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements, June 30, 1996

(b) Exhibits

1 Declaration of Trust, as amended.1

1(a)    Amendment No. 2 to the Amended Declaration of Trust.1

1(b)    Amendment No. 3 to the Amended Declaration of Trust.2

2 By-Laws, as amended.1

6 Distribution Agreement between Registrant and Funds Distributor,
  Inc. ("FDI").3

8 Custodian Contract between Registrant and State Street Bank and
  Trust Company ("State Street").3

9(a)    Co-Administration Agreement between Registrant and FDI.3

9(b) Services Agreement, as amended and restated, between Registrant and Morgan Guaranty Trust Company of New York.3

9(c)    Transfer Agency and Service Agreement between Registrant and
        State Street.3

10      Opinion and consent of Sullivan & Cromwell.3

11      Consents of independent accountants.4

13 Purchase agreements with respect to the Registrant's initial shares.3

16      Schedule for computation of performance quotations.3

17      Financial data schedules.4

18      Powers of attorney.3


1 Incorporated herein by reference from post-effective amendment no. 1 to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on September 29, 1995 (Accession No. 0000922326-95-000044).

2 Incorporated herein by reference from post-effective amendment no. 4 to the Registration Statement as filed with the SEC on April 17, 1996 (Accession No. 0000935490-96-000011).

3 Incorporated herein by reference from post-effective amendment no. 8 to the Registration Statement as filed with the SEC on August 26, 1996 (Accession No. 0000912057-96-018875).


4 Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

Not applicable

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

Title of Class:  Shares of Beneficial Interest (par value $0.001)


As of January 15, 1997:

The JPM Advisor U.S. Fixed Income Fund:                              0
The JPM Advisor International Fixed Income Fund:                     0
The JPM Advisor U.S. Equity Fund:                                    0
The JPM Advisor U.S. Small Cap Equity Fund:                          0
The JPM Advisor International Equity Fund:                           0
The JPM Advisor Emerging Markets Equity Fund:                        0
The JPM Advisor Asia Growth Fund:                                    0
The JPM Advisor European Equity Fund:                                0
The JPM Advisor Japan Equity Fund:                                   0
The JPM Advisor Diversified Fund:                                    0


ITEM 27. INDEMNIFICATION.

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not applicable

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares. FDI is an indirectly wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended.

FDI acts as principal underwriter of the following investment companies other than the Registrant:


BJB Investment Funds
Foreign Fund, Inc.
Fremont Mutual Funds
H.T. Insight Funds, Inc.
The Harris Insight Funds Trust
LKCM Fund
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds,Inc.
RCM Equity Funds, Inc.
Skyline Funds
St. Clair Funds, Inc.
Waterhouse Investors Cash Management Fund, Inc.
The JPM Pierpont Funds
The JPM Institutional Funds
JPM Series Trust
JPM Series Trust II


FDI does not act as depositor or investment adviser of any investment companies.

(b) The following is a list of officers, directors and partners of FDI. The principal address of all officers and directors is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Name; Positions and Offices with Underwriter; Position and Offices with Registrant:

Marie E. Connolly; Director, President and Chief Executive Officer; Vice President and Assistant Treasurer

Richard W. Ingram; Senior Vice President; President and Treasurer

John E. Pelletier; Senior Vice President and General Counsel; Vice President and Secretary

Donald R. Roberson; Senior Vice President; None

John F. Tower III; Senior Vice President, Chief Financial Officer and Treasurer; Vice President and Assistant Treasurer

Rui M. Moura; First Vice President; None

Bernard A. Whalen; First Vice President; None

John W. Gomez; Chairman and Director; None

William J. Nutt; Director; None

The information required by this Item 29 with respect to each director and officer of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI pursuant to the Securities Exchange Act of 1934 (SEC File No. 20518).

(c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

Morgan Guaranty Trust Company of New York: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as shareholder servicing agent and services agent).

State Street Bank and Trust Company:  1776 Heritage Drive, North
Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Funds Distributor, Inc.:  60 State Street, Suite 1300, Boston,
Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 31. MANAGEMENT SERVICES.

Not applicable

ITEM 32. UNDERTAKINGS.


Not applicable

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies has duly caused this post-effective amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston and Commonwealth of Massachusetts on the 21st day of January, 1997.


THE JPM ADVISOR FUNDS



By /s/ Mary A. Nelson
   -------------------------
   Mary A. Nelson
   Vice President and Assistant Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 21, 1997.



Richard W. Ingram*
------------------------
Richard W. Ingram
President and Treasurer


John E. Baumgardner, Jr.*
------------------------
John E. Baumgardner, Jr.
Trustee

John C. Cox*
------------------------
John C. Cox
Trustee

John R. Rettberg*
------------------------
John R. Rettberg
Trustee

John F. Ruffle*
------------------------
John F. Ruffle
Trustee

Kenneth Whipple, Jr.*
------------------------
Kenneth Whipple, Jr.
Trustee



*By /s/ Mary A. Nelson
    ------------------------
    Mary A. Nelson
    as attorney-in-fact pursuant to a power of attorney previously filed.

                               INDEX TO EXHIBITS

Exhibit No.    Description of Exhibit
-----------    ----------------------

11             Consents of independent accountants.

17             Financial data schedules.

                                                                      Exhibit 11


Consents of Independent Accountants

We hereby consent to the use in the Statement of Additional Information constituting part of this Post-Effective Amendment No. 10 to the registration statement on Form N-1A (the "Registration Statement") of our reports dated June 27, 1996, relating to the statement of assets and liabilities of The JPM Advisor Asia Growth Fund, The JPM Advisor European Equity Fund and The JPM Advisor Japan Equity Fund at December 31, 1995 and our reports dated January 30, 1996, relating to the statements of assets and liabilities of The JPM Advisor Emerging Markets Equity Fund and The JPM Advisor International Equity Fund at October 31, 1995 and The JPM Advisor International Fixed Income Fund at September 30, 1995, which appear in such Statement of Additional Information.

We hereby consent to the incorporation by reference in the Statement of Additional Information constituting parts of the Registration Statement of our reports dated July 25, 1996, relating to the financial statements and the financial highlights of The JPM Advisor U.S. Equity Fund and The JPM Advisor U.S. Small Cap Equity Fund and the financial statements and supplementary data of The Selected U.S. Equity Portfolio and The U.S. Small Company Portfolio appearing in the May 31, 1996 Annual Reports, which are also incorporated by reference into the Registration Statement.

We hereby consent to the incorporation by reference in the Statement of Additional Information constituting parts of the Registration Statement of our report dated August 26, 1996, relating to the financial statements and supplementary data of The Diversified Portfolio appearing in the June 30, 1996 Annual Report, which is also incorporated by reference into the Registration Statement.

We hereby consent to the incorporation by reference in the Statement of Additional Information constituting parts of the Registration Statement of our report dated November 20, 1995, relating to the financial statements and supplementary data of The Non-U.S. Fixed Income Portfolio appearing in the September 30, 1995 Annual Report, which is also incorporated by reference into the Registration Statement.

We hereby consent to the incorporation by reference in the Statement of Additional Information constituting parts of the Registration Statement of our report dated February 27, 1996, relating to the financial statements and financial highlights of The JPM Advisor U.S. Fixed Income Fund at October 31, 1995 and our reports dated December 22, 1995, relating to the financial statements and supplementary data of The U.S. Fixed Income Portfolio, The Emerging Markets Equity Portfolio, and The Non-U.S. Equity Portfolio appearing in the October 31, 1995 Annual Reports, which are also incorporated by reference into the Registration Statement.

Consents of
Independent Accountants
Page 2

We hereby consent to the incorporation by reference in the Statement of Additional Information constituting parts of the Registration Statement of our reports dated February 23, 1996, relating to the financial statements and supplementary data of The Asia Growth Portfolio, The Japan Equity Portfolio, and The European Equity Portfolio at December 31, 1995, which are also incorporated by reference into the Registration Statement.

We also consent to the references to us under the heading "Financial Statements" in the Statement of Additional Information.


/s/Price Waterhouse LLP
PRICE WATERHOUSE LLP
New York, New York
January 17, 1997